Condensed Consolidated Statements of Shareholders' Deficit (unaudited) (USD $)	Convertible Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011		$ 15,250	$ 7,822,767
Beginning Balance (shares) at Dec. 31, 2011		1,524,991
Net loss
Balance at Dec. 31, 2012		15,250	10,135,786
Balance (shares) at Dec. 31, 2012		1,524,991
Issuance of common stock, net of costs (in shares)		284,000
Balance at Sep. 30, 2013
Beginning Balance at Dec. 31, 2012		15,250	10,135,786
Beginning Balance (shares) at Dec. 31, 2012		1,524,991
Issuance of common stock, net of costs		3,190	1,194,360
Issuance of common stock, net of costs (in shares)		319,000
Net loss
Balance at Dec. 31, 2013		563	26,668,258	(36,601,063)
Balance (shares) at Dec. 31, 2013		5,625,957
Conversion of debt and interest into shares		538	7,287,487
Conversion of debt and interest (in shares)		5,386,036
Common stock issued for debt issuance - Related Party		38	890,586
Common stock issued for debt issuance - Related Party (in shares)		382,809
Issuance of common stock, net of costs		450	5,529,116
Issuance of common stock, net of costs (in shares)		4,500,000
Issuance of common stock related to debt modifications		67	999,933
Issuance of common stock related to debt modifications (in shares)		666,667
Issuance of convertible preferred stock, net of costs	61		839,239
Issuance of convertible preferred stock, net of costs (in shares)	610,000
Warrant exchange			7,906
Warrant exchange (in shares)		3,938
Warrants issued as inducement for debt conversion to equity			370,308
Issuance of warrants for professional services			20,611
DE Acquisition 2, Inc. reverse merger		46	(88,190)
DE Acquisition 2, Inc. reverse merger (in shares)		456,486
Beneficial conversion feature for convertible notes payable			2,757,268
Stock compensation expense			151,574
Net loss				(12,276,234)
Balance at Sep. 30, 2014	$ 61	$ 1,702	$ 45,434,096	$ (48,877,297)
Balance (shares) at Sep. 30, 2014	610,000	17,021,893